Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 30, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
Smead Value Fund | Smead Value Fund Class A Shares
Risk/Return:
Trading Symbol	SVFAX